Bank borrowings (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Short-term bank borrowings:
Short-term bank borrowings	¥ 442,982,022		¥ 386,819,972	¥ 188,959,323
Long-term borrowings due within one year	8,925,182		20,987,521	3,096,000
Long-term borrowings due after one year	7,769,516		8,800,016	11,903,452
Total current bank borrowings	451,907,204		407,807,493	192,055,323
Total Long-term bank borrowings	16,694,698		29,787,537	14,999,452
Unused credit limits under credit facility agreements	423,304,474		549,411,900
Aggregate maturities
2023	8,925,182		20,987,521
2024	5,179,434		7,410,534
2025	2,590,082		1,389,482
Total	¥ 16,694,698		¥ 29,787,537	¥ 14,999,452
Short-term bank borrowings | Minimum [Member]
Short-term bank borrowings:
Interest rate (in percent)	3.50%	3.50%	3.50%	3.90%
Short-term bank borrowings | Maximum [Member]
Short-term bank borrowings:
Interest rate (in percent)	4.40%	4.40%	4.50%	4.50%
Long-term bank borrowings
Short-term bank borrowings:
Interest rate (in percent)				4.20%
Long-term bank borrowings | Minimum [Member]
Short-term bank borrowings:
Interest rate (in percent)	4.20%	4.20%	4.20%
Long-term bank borrowings | Maximum [Member]
Short-term bank borrowings:
Interest rate (in percent)	4.60%	4.60%	4.60%
Credit facility agreements [Member]
Short-term bank borrowings:
Amount of borrowings draw down for daily operation purposes	¥ 744,264,194	$ 10,000,000	¥ 896,604,194	¥ 10,000,000
Amount of borrowings draw down for payments associated with design, build out and furnishing of new stores	¥ 68,717,000			¥ 69,415,215